TRADE AND OTHER RECEIVABLES - AGING ANALYSIS (Details) - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Financial assets	$ 16,033	$ 26,999
Due, Less than 90 days
Disclosure of provision matrix [line items]
Financial assets	13,197	22,606
Due, Between 90 and 180 days
Disclosure of provision matrix [line items]
Financial assets	739	1,224
Due, Betweeen 180 and 360 days
Disclosure of provision matrix [line items]
Financial assets	782	1,233
Due, Over 360 days
Disclosure of provision matrix [line items]
Financial assets	$ 1,315	$ 1,936